Financial Assets at Fair Value through Profit or Loss and Financial Investments - Summary of Changes in the Allowances for Credit Losses of Financial Investments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes In The Allowances For Credit Losses Of Financial Investments [Abstract]
Provision (reversal) for credit losses	₩ 1,323	₩ (689)	₩ 29,183
Financial assets at fair value through profit or loss and financial investments | 12-month expected credit losses
Disclosure Of Changes In The Allowances For Credit Losses Of Financial Investments [Line Items]
Beginning	43,031	44,465
Changes In The Allowances For Credit Losses Of Financial Investments [Abstract]
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Sales	(3,225)	(2,065)
Provision (reversal) for credit losses	1,324	(694)
Others (exchange differences, etc.)	21	1,325
Ending	41,151	43,031	44,465
Financial assets at fair value through profit or loss and financial investments | Non-impaired
Disclosure Of Changes In The Allowances For Credit Losses Of Financial Investments [Line Items]
Beginning	0	0
Changes In The Allowances For Credit Losses Of Financial Investments [Abstract]
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Sales	0	0
Provision (reversal) for credit losses	0	0
Others (exchange differences, etc.)	0	0
Ending	0	0	0
Financial assets at fair value through profit or loss and financial investments | Impaired
Disclosure Of Changes In The Allowances For Credit Losses Of Financial Investments [Line Items]
Beginning	82	77
Changes In The Allowances For Credit Losses Of Financial Investments [Abstract]
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Sales	0	0
Provision (reversal) for credit losses	(1)	5
Others (exchange differences, etc.)	0	0
Ending	₩ 81	₩ 82	₩ 77